FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted short-term marketable securities	$ 1,079,000	$ 1,359,000
Other-than-temporary impairment loss	0	0
Equity investments without readily determinable fair value	4,000,000	4,000,000
Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	35,776,000	68,715,000
Financial liabilities fair value disclosure	536,000	2,971,000
Level 3 | Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	0	0
Financial liabilities fair value disclosure	$ 0	$ 0